Note 11 - Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Income Tax Disclosure [Text Block]
9.
        Income Taxes

Because of our historically significant net operating losses, we have not
paid income taxes since inception. We maintain deferred tax assets that reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. These deferred tax assets are comprised primarily of net operating loss carryforwards and also include amounts relating to nonqualified stock options and research and development credits. The net deferred tax asset has been fully offset by a valuation allowance because of the uncertainty of our future profitability and our ability to utilize the deferred tax assets. Utilization of operating losses and credits will be subject to substantial annual limitations due to ownership change provisions of Section
382
of the Internal Revenue Code. The annual limitation will result in the expiration of net operating losses and credits before utilization.

11
.          Income Taxes

At
December 31, 2016,
we have a consolidated federal net operating loss (“NOL”) carryforward of approximately
$69.5
million, available to offset against future taxable income which expires in varying amounts in
2019
through
2036.
Additionally, we have approximately
$892,000
in research and development (“R&D”) tax credits that expire in
2022
through
2036
unless utilized earlier.
No
income taxes have been paid to date. Section
382
of the Internal Revenue Code contains provisions that
may
limit our utilization of our NOL and R&D tax credit carryforwards in any given year as a result of significant changes in ownership interests that have occurred in past periods or may
occur in future periods.

Deferred income taxes reflect the net effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of our deferred tax assets and liabilities included the following at
December 31, 2016
and
2015:

	2016	2015
Deferred tax assets:
Net operating loss carryforward	$24,689,298	$23,822,431
Research and development tax credit carryforward	892,231	893,797
Stock-based compensation expense	2,748,899	2,419,892
Depreciation	1,331	-
Total deferred tax assets	28,331,759	27,136,120

Deferred tax liabilities
Depreciation	-	(5,086)
Total deferred tax liabilities	-	(5,086)

Net deferred tax assets	28,331,759	27,131,034
Valuation allowance	(28,331,759)	(27,131,034)
	$-0-	$-0-

We have established a full valuation allowance equal to the amount of our net deferred tax assets due to uncertainties with respect to our ability to generate sufficient taxable income to realize these assets in the future. A reconciliation of the income tax benefit on losses at the U.S. federal statutory rate to the reported income tax expense is as follows:

	2016	2015	2014
U.S. federal statutory rate applied to pretax loss	$(1,112,378)	$(936,936)	$(906,830)
Permanent differences	2,012	2,914	1,734
Research and development credits	59,087	67,901	26,648
Change in valuation allowance	1,051,279	866,121	878,448
Reported income tax expense	$-0-	$-0-	$-0-